Revenue (Tables)	6 Months Ended
Jun. 30, 2024
Revenue from Contract with Customer [Abstract]
Summary of Revenue by Major Customer Category
The table below summarizes the major service categories from which the Company derives its revenues for the years ended December 31:

(in millions)	2023	2022	2021
Certification Testing	$718	$657	$678
Ongoing Certification Services	874	828	829
Non-certification Testing and Other Services(a)	812	769	765
Software(a)	274	266	245
Total	$2,678	$2,520	$2,517
__________________
(a)The Company has reclassified revenue transactions related to advisory services that were previously included within the Software and Advisory service category (now known as Software) to the Non-certification Testing and Other Services category (previously known as Non-certification Testing, Inspections and Audit) for the years ended December 31, 2022 and December 31, 2021 to conform to the current period’s presentation.
The table below summarizes the major service categories from which the Company derives its revenues:

	Six Months Ended June 30,
(in millions)	2024	2023
Certification Testing	$379	$349
Ongoing Certification Services	467	436
Non-certification Testing and Other Services	419	398
Software	135	135
Total	$1,400	$1,318